Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Consolidated Balance Sheets

Consolidated Balance Sheets as of December 31, 2025:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	2,436,907
Par value	$0.0000462

Consolidated Balance Sheets as of December 31, 2024:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	759,107
Par value	$0.0000462

Consolidated Balance Sheets as of December 31, 2023:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	400,099
Par value	$0.0000462